(36) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 10) - 5th Issue [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
5th Issue	Single series
Current and noncurrent interest	R$ 0	R$ 2,817
Noncurrent principal		186,000
Total		R$ 188,817